Income Taxes - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Apr. 02, 2023	Apr. 03, 2022	Jan. 01, 2023	Jan. 02, 2022	Jan. 03, 2021
Income Tax Examination [Line Items]
Effective tax rate, percent	45.80%	13.70%	20.80%	30.60%	13.50%
Unrecognized tax benefits, increase					$ 166
Decrease to effective tax rate benefit from increase in unrecognized tax benefits, percent					16.30%
Change in deferred tax assets valuation due to credits not utilized					4.70%
Deferred tax assets, net operating loss, US			$ 110
Deferred tax assets, net operating loss, foreign				$ 365
Deferred tax assets, tax credit carryforwards			151	156
Valuation allowance			250	186	$ 144
Change in valuation allowance	$ 171		64	42	20
Repatriation tax effect			114
Unrecognized tax benefits that would impact effective tax rate			437
After tax interest expense			13	16	46
Accrued interest			$ 147	$ 134
Johnson & Johnson
Income Tax Examination [Line Items]
Adjustment from settlement					$ 165